Employee Benefit Plans - Schedule of Assumptions Used for Benefit Obligation (Details)	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	2.99%	3.41%
Rate of compensation increase	3.82%	4.09%
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.32%	4.00%